Derivative Instruments (Tables)	12 Months Ended
Feb. 28, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Aggregate notional value of outstanding derivative instruments
The aggregate notional value of outstanding derivative instruments is as follows:

	February 28, 2017	February 29, 2016
(in millions)
Derivative instruments designated as hedging instruments
Foreign currency contracts	$981.7	$731.6
Interest rate swap contracts	$250.0	$600.0

Derivative instruments not designated as hedging instruments
Foreign currency contracts	$389.9	$975.6
Commodity derivative contracts	$153.2	$198.7
Interest rate swap contracts (see Note 11)	$—	$1,000.0

Fair value and location of derivative instruments on our balance sheets
The estimated fair value and location of our derivative instruments on our balance sheets are as follows (see Note 7):

Assets			Liabilities
	February 28, 2017	February 29, 2016		February 28, 2017	February 29, 2016
(in millions)
Derivative instruments designated as hedging instruments
Foreign currency contracts:
Prepaid expenses and other	$5.2	$5.5	Other accrued expenses and liabilities	$30.4	$33.0
Other assets	$6.0	$1.2	Other liabilities	$37.4	$26.2
Interest rate swap contracts:
Prepaid expenses and other	$0.3	$—	Other accrued expenses and liabilities	$0.3	$1.5
Other assets	$4.4	$0.3	Other liabilities	$—	$0.4

Derivative instruments not designated as hedging instruments
Foreign currency contracts:
Prepaid expenses and other	$2.0	$4.8	Other accrued expenses and liabilities	$2.6	$9.8
Commodity derivative contracts:
Prepaid expenses and other	$4.3	$0.6	Other accrued expenses and liabilities	$6.9	$29.3
Other assets	$1.5	$0.3	Other liabilities	$4.7	$16.8
Interest rate swap contracts:
Prepaid expenses and other	$—	$0.7	Other accrued expenses and liabilities	$—	$5.7

Effect of derivative instruments on our results of operations
The principal effect of our derivative instruments designated in cash flow hedging relationships on our results of operations, as well as Other Comprehensive Income (“OCI”), net of income tax effect, is as follows:

Derivative Instruments in Designated Cash Flow Hedging Relationships	Net Gain (Loss) Recognized in OCI (Effective portion)	Location of Net Gain (Loss) Reclassified from AOCI to Income (Effective portion)	Net Gain (Loss) Reclassified from AOCI to Income (Effective portion)
(in millions)
For the Year Ended February 28, 2017
Foreign currency contracts	$(25.8)	Sales	$1.1
		Cost of product sold	(28.3)
Interest rate swap contracts	2.8	Interest expense	(4.0)
	$(23.0)		$(31.2)

For the Year Ended February 29, 2016
Foreign currency contracts	$(41.7)	Sales	$2.1
		Cost of product sold	(20.0)
Interest rate swap contracts	(1.6)	Interest expense	(8.1)
	$(43.3)		$(26.0)

For the Year Ended February 28, 2015
Foreign currency contracts	$(22.9)	Sales	$1.8
		Cost of product sold	2.6
Interest rate swap contracts	(1.1)	Interest expense	(8.3)
	$(24.0)		$(3.9)

The effect of our undesignated derivative instruments on our results of operations is as follows:

Derivative Instruments not Designated as Hedging Instruments	Location of Net Gain (Loss) Recognized in Income	Net Gain (Loss) Recognized in Income
(in millions)
For the Year Ended February 28, 2017
Commodity derivative contracts	Cost of product sold	$16.3
Foreign currency contracts	Selling, general and administrative expenses	(26.1)
		$(9.8)

For the Year Ended February 29, 2016
Commodity derivative contracts	Cost of product sold	$(48.1)
Foreign currency contracts	Selling, general and administrative expenses	(21.1)
Interest rate swap contracts	Interest expense	(0.1)
		$(69.3)

For the Year Ended February 28, 2015
Commodity derivative contracts	Cost of product sold	$(32.7)
Foreign currency contracts	Selling, general and administrative expenses	(2.5)
Interest rate swap contracts	Interest expense	(0.1)
		$(35.3)